Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 05, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

	Summary Compensation Table Total for the				Average Summary Compensation Table Total for	Average Compensation	Value of Initial Fixed $100 Investment based on:
Year	Principal Executive Officer ("PEO") ⁽¹⁾	Compensation Actually Paid to the PEO ⁽¹⁾	Summary Compensation Table Total for the PEO ⁽²⁾	Compensation Actually Paid to the PEO ⁽²⁾	Non-PEO Named Executive Officers ("NEO's") ⁽³⁾	Actually Paid to Non-PEO NEOs ⁽³⁾	Total Shareholder Return	Peer Group Total Shareholder Return ⁽⁴⁾	Net Income (in thousands) ⁽⁵⁾	Gross Billings (in thousands) ⁽⁶⁾
2022	$4,053,415	$6,968,326	N/A	N/A	$1,543,168	$2,418,831	$109	$114	$47,268	$7,393,808
2021	$3,014,992	$4,080,497	N/A	N/A	$1,365,904	$1,639,683	$79	$152	$38,079	$6,569,986
2020	$1,951,055	$512,462	$1,353,477	$(2,489,129)	$969,239	$(63,772)	$77	$101	$33,765	$5,924,539

(1) Mr. Kramer was the PEO for all three years in the table. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals is as follows:

Current PEO SCT Total to CAP Reconciliation	2022	2021	2020
Total Compensation as reported in Summary Compensation Table	$4,053,415	$3,014,992	$1,951,055
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(2,049,915)	$(972,903)	$(655,411)
Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$2,878,994	$1,949,080	$868,654
Add/subtract the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	$2,083,346	$48,059	$(1,303,190)
Add/subtract the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$2,486	$41,268	$(348,646)
Compensation Actually Paid to PEO	$6,968,326	$4,080,497	$512,462

(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals is as follows:

Prior PEO SCT Total to CAP Reconciliation	2022	2021	2020
Total Compensation as reported in Summary Compensation Table	$—	$—	$1,353,477
Add/subtract the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$—	$—	$118,267
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	$—	$—	$(3,960,873)
Compensation Actually Paid to PEO	$—	$—	$(2,489,129)

(3) For 2021 and 2022, Mr. Harris, Mr. Blotz, and Mr. Potts were the Non-PEO NEOs. For 2020, Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould were the Non-PEO NEOs. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals is as follows:

NEO Average SCT Total to CAP Reconciliation	2022	2021	2020
Total Compensation as reported in Summary Compensation Table	$1,543,168	$1,365,904	$969,239
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(566,424)	$(426,613)	$(423,872)
Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$762,751	$654,781	$441,216
Add/subtract the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	$656,326	$18,837	$(338,752)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$—	$—	$69,747
Add/subtract the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$23,011	$26,774	$(77,387)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	$—	$—	$(703,964)
Compensation Actually Paid to non-CEO NEOs	$2,418,831	$1,639,683	$(63,772)

(4) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2019.

(5) Reflects after-tax net income prepared in accordance with GAAP for each of the years shown.

(6) Non-GAAP gross billings is the financial measure in the Company’s assessment that represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from PEO revenue because we are not the primary obligor for wage payments to our clients' employees.

Company Selected Measure Name			gross billings
Named Executive Officers, Footnote [Text Block]			(1) Mr. Kramer was the PEO for all three years in the table.(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020.
Peer Group Issuers, Footnote [Text Block]

(4) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2019.

Adjustment To PEO Compensation, Footnote [Text Block]

(1) Mr. Kramer was the PEO for all three years in the table. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals is as follows:

Current PEO SCT Total to CAP Reconciliation	2022	2021	2020
Total Compensation as reported in Summary Compensation Table	$4,053,415	$3,014,992	$1,951,055
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(2,049,915)	$(972,903)	$(655,411)
Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$2,878,994	$1,949,080	$868,654
Add/subtract the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	$2,083,346	$48,059	$(1,303,190)
Add/subtract the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$2,486	$41,268	$(348,646)
Compensation Actually Paid to PEO	$6,968,326	$4,080,497	$512,462

(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals is as follows:

Prior PEO SCT Total to CAP Reconciliation	2022	2021	2020
Total Compensation as reported in Summary Compensation Table	$—	$—	$1,353,477
Add/subtract the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$—	$—	$118,267
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	$—	$—	$(3,960,873)
Compensation Actually Paid to PEO	$—	$—	$(2,489,129)

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) For 2021 and 2022, Mr. Harris, Mr. Blotz, and Mr. Potts were the Non-PEO NEOs. For 2020, Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould were the Non-PEO NEOs. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals is as follows:

NEO Average SCT Total to CAP Reconciliation	2022	2021	2020
Total Compensation as reported in Summary Compensation Table	$1,543,168	$1,365,904	$969,239
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(566,424)	$(426,613)	$(423,872)
Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$762,751	$654,781	$441,216
Add/subtract the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	$656,326	$18,837	$(338,752)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	$—	$—	$69,747
Add/subtract the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	$23,011	$26,774	$(77,387)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	$—	$—	$(703,964)
Compensation Actually Paid to non-CEO NEOs	$2,418,831	$1,639,683	$(63,772)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between Compensation Actually Paid and Financial Performance Measures

Compensation Actually Paid (“CAP”) to Mr. Kramer and total shareholder return were both higher in 2022 and 2021 compared to 2020. The increase in Mr. Kramer’s compensation is primarily the result of his promotion to Chief Executive Officer partway through 2020, as well as the increase in the Company’s stock price between 2020 and 2022. The average NEO CAP was also higher in 2022 and 2021 compared to 2020, primarily due to forfeited awards in 2020 due to changes in NEOs, as well as the increase in the Company’s stock price during this time.

Total Shareholder Return increased from 2020 to 2022 primarily due to the increase in the Company’s stock price during this period. Net Income and Gross Billings also increased between 2020 and 2022. Each of these metrics are directionally aligned with the increases in CAP for both Mr. Kramer and the other NEOs during the same period. While the Company's Total Shareholder Return increased each year from 2020 to 2022, Total Shareholder Return for the Company's peer group increased between 2020 and 2021, but decreased from 2021 to 2022.

Tabular List [Table Text Block]

Most Important Measures (Unranked)
Gross Billings
Net Income Before Taxes
Gross Margin as a percentage of Gross Billings
Net Income
Growth in Gross Billings

Total Shareholder Return Amount			$ 109	$ 79	$ 77
Peer Group Total Shareholder Return Amount			114	152	101
Net Income (Loss)			$ 47,268	$ 38,079	$ 33,765
Company Selected Measure Amount			7,393,808,000	6,569,986,000	5,924,539,000
PEO Name	Mr. Elich	Mr. Kramer	Mr. Kramer	Mr. Kramer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Gross Billings
Non-GAAP Measure Description [Text Block]

(6) Non-GAAP gross billings is the financial measure in the Company’s assessment that represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from PEO revenue because we are not the primary obligor for wage payments to our clients' employees.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Income Before Taxes
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Gross Margin as a percentage of Gross Billings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Growth in Gross Billings
Mr. Kramer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,951,055	$ 4,053,415	$ 3,014,992	$ 1,951,055
PEO Actually Paid Compensation Amount		512,462	6,968,326	4,080,497	512,462
Mr. Elich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,353,477
PEO Actually Paid Compensation Amount	(2,489,129)
Mr. Harris, Mr. Blotz and Mr. Potts [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,543,168	1,365,904
PEO Actually Paid Compensation Amount			2,418,831	1,639,683
Non-PEO NEO Average Total Compensation Amount			1,543,168	1,365,904
Non-PEO NEO Average Compensation Actually Paid Amount			2,418,831	1,639,683
Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					969,239
PEO Actually Paid Compensation Amount					63,772
Non-PEO NEO Average Total Compensation Amount					969,239
Non-PEO NEO Average Compensation Actually Paid Amount					(63,772)
PEO [Member] | Mr. Kramer [Member] | Amount for Date of Grant Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(655,411)	(2,049,915)	(972,903)
PEO [Member] | Mr. Kramer [Member] | Fair Value of Stock Awards Granted in Year and Remain Outstanding at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		868,654	2,878,994	1,949,080
PEO [Member] | Mr. Kramer [Member] | Change in Fair Value of Stock Awards and Stock Options Granted in Prior Years and Still Outstanding at End of Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,303,190)	2,083,346	48,059
PEO [Member] | Mr. Kramer [Member] | Change in Fair Value of Stock Awards Granted in Prior Years And Vested During Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (348,646)	2,486	41,268
PEO [Member] | Mr. Elich [Member] | Change in Fair Value of Stock Awards Granted in Prior Years And Vested During Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,267
PEO [Member] | Mr. Elich [Member] | Stock Awards Granted in Prior Years and Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,960,873)
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Amount for Date of Grant Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(566,424)	(426,613)
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Fair Value of Stock Awards Granted in Year and Remain Outstanding at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			762,751	654,781
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Change in Fair Value of Stock Awards and Stock Options Granted in Prior Years and Still Outstanding at End of Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			656,326	18,837
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Change in Fair Value of Stock Awards Granted in Prior Years And Vested During Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 23,011	$ 26,774
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member] | Amount for Date of Grant Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(423,872)
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member] | Fair Value of Stock Awards Granted in Year and Remain Outstanding at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					441,216
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member] | Change in Fair Value of Stock Awards and Stock Options Granted in Prior Years and Still Outstanding at End of Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(338,752)
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member] | Fair Value as of Vesting Date for Awards That are Granted and Vest in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					69,747
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member] | Change in Fair Value of Stock Awards Granted in Prior Years And Vested During Each Respective Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(77,387)
Non-PEO NEO [Member] | Mr. Harris, Mr. Blotz, Mr. Potts, and Ms. Gould [Member] | Amount of Fair Value at the End of Prior fiscal Year for Awards Granted in Prior Years That Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 703,964